Schedule of controlled entities (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Raptor300 inc [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Delaware, USA
Interest	100.00%	100.00%
Held through	Braiin Limited
Braiin LLC [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Delaware, USA
Interest	100.00%	100.00%
Held through	Braiin Limited
Raptor sri lanka 300 pvt. ltd. [Member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Sri Lanka
Interest	100.00%	100.00%
Held through	Raptor300 Inc
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Jurisdiction	India
Interest	79.70%
Held through	Braiin Limited
Visnet technologies pvt ltd corp [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Philippines
Held through	VIS Networks Private Limited
VIS Global PTE Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Singapore
Interest	79.70%
Held through	Braiin Limited
Visnet Global Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Malaysia
Interest	100.00%
Held through	VIS Global PTE Ltd
Vis networks uk limited [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	United Kingdom
Interest	83.00%
Held through	VIS Global PTE Ltd
Vis global digital solutions llc [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Oman
Interest	54.00%
Held through	VIS Global PTE Ltd
VIS Global Inc [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	United States
Interest	63.00%
Held through	VIS Global PTE Ltd
Visnet Technologies LLC [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	United Arab Emirates
Interest	60.00%
Held through	VIS Global PTE Ltd
VIS global pty ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	72.50%
Held through	VIS Global PTE Ltd
VIS Global EU BV [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Netherlands
Interest	100.00%
Held through	VIS Global PTE Ltd
Vega Global Technologies Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Braiin Limited
Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Vega Global Technologies Pty Ltd
Mirragin Consultants Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Vega Global Technologies Pty Ltd
Mirragin Project Isidore Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Vega Global Technologies Pty Ltd
Project Isidore Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	60.00%
Held through	Mirragin RAS Consulting Pty Ltd
Nisus Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Vega Global Technologies Pty Ltd
Nisus Payroll Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Vega Global Technologies Pty Ltd
Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Australia
Interest	100.00%
Held through	Braiin Limited
Connect Easy Ltd [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	United Kingdom
Interest	100.00%
Held through	Connect Simple Pty Ltd
Connect Easy Inc [member]
IfrsStatementLineItems [Line Items]
Jurisdiction	Delaware, USA
Interest	100.00%
Held through	Connect Simple Pty Ltd